Supplemental Condensed Consolidating Financial Statement Information	12 Months Ended
Sep. 30, 2013
Supplemental Condensed Consolidating Financial Statement Information

NOTE 16—SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION:

As of September 30, 2013, substantially all of the Authority’s outstanding debt is fully and unconditionally guaranteed, on a joint and several basis, by the following 100% owned subsidiaries of the Authority: the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming. The Authority’s 2001 8 3⁄8% Senior Subordinated Notes, which were repaid at maturity on July 1, 2011, were fully and unconditionally guaranteed by MBC. Separate financial statements and other disclosures concerning the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming are not presented below because the Authority believes that the summarized financial information provided below and in Note 15 are adequate for investor analysis of these subsidiaries. Condensed consolidating financial statement information for the Authority, its 100% owned guarantor subsidiaries and its non-guarantor subsidiaries and entities as of September 30, 2013 and 2012 and for the fiscal years ended September 30, 2013, 2012 and 2011 is as follows (in thousands):

CONDENSED CONSOLIDATING BALANCE SHEETS

	September 30, 2013
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$44,060	$18,655	$909	$—	$63,624
Restricted cash	—	1,714	12,043	—	13,757
Receivables, net	23,186	2,717	239	—	26,142
Inventories	12,928	1,062	—	—	13,990
Other current assets	18,125	1,197	1,196	—	20,518

Total current assets	98,299	25,345	14,387	—	138,031
Non-current assets:
Property and equipment, net	1,193,676	225,263	57,236	—	1,476,175
Goodwill	—	39,459	—	—	39,459
Other intangible assets, net	120,508	285,010	—	—	405,518
Other assets, net	35,159	3,891	38,127	(210)	76,967
Intercompany receivables	238,545	37,149	—	(275,694)	—
Investment in subsidiaries	332,737	—	—	(332,737)	—

Total assets	$2,018,924	$616,117	$109,750	$(608,641)	$2,136,150

LIABILITIES AND CAPITAL
Current liabilities:
Current portion of long-term debt	$25,156	$—	$63	$—	$25,219
Current portion of relinquishment liability	62,947	—	—	—	62,947
Due to Mohegan Tribe	808	—	5,500	—	6,308
Current portion of capital leases	2,302	—	—	—	2,302
Trade payables	8,901	1,613	17	—	10,531
Construction payables	6,790	558	3,663	—	11,011
Accrued interest payable	18,616	—	4,680	—	23,296
Other current liabilities	93,377	29,580	1,025	—	123,982

Total current liabilities	218,897	31,751	14,948	—	265,596
Non-current liabilities:
Long-term debt, net of current portion	1,582,768	—	45,405	—	1,628,173
Relinquishment liability, net of current portion	11,418	—	—	—	11,418
Due to Mohegan Tribe, net of current portion	—	—	23,420	—	23,420
Capital leases, net of current portion	3,138	—	—	—	3,138
Other long-term liabilities	2,941	—	2,079	—	5,020
Intercompany payables	—	236,772	38,922	(275,694)	—
Accumulated losses in excess of investment in subsidiaries	—	6,832	—	(6,832)	—

Total liabilities	1,819,162	275,355	124,774	(282,526)	1,936,765
Capital:
Retained earnings	199,762	340,762	(15,024)	(326,264)	199,236

Mohegan Tribal Gaming Authority capital	199,762	340,762	(15,024)	(326,264)	199,236
Non-controlling interests	—	—	—	149	149

Total capital	199,762	340,762	(15,024)	(326,115)	199,385

Total liabilities and capital	$2,018,924	$616,117	$109,750	$(608,641)	$2,136,150

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	September 30, 2012
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
ASSETS
Property and equipment, net	$1,233,688	$233,202	$23,508	$—	$1,490,398
Intercompany receivables	223,131	12,448	—	(235,579)	—
Investment in subsidiaries	351,703	557	—	(352,260)	—
Other intangible assets, net	120,623	285,305	—	—	405,928
Other assets, net	191,015	71,673	77,342	(210)	339,820

Total assets	$2,120,160	$603,185	$100,850	$(588,049)	$2,236,146

LIABILITIES AND CAPITAL
Current liabilities	$261,433	$32,771	$6,359	$—	$300,563
Due to Mohegan Tribe	—	—	31,450	—	31,450
Long-term debt and capital leases, net of current portions	1,589,443	—	45,000	—	1,634,443
Relinquishment liability, net of current portion	57,470	—	—	—	57,470
Intercompany payables	—	222,787	12,792	(235,579)	—
Other long-term liabilities	2,607	—	350	—	2,957

Total liabilities	1,910,953	255,558	95,951	(235,579)	2,026,883
Mohegan Tribal Gaming Authority capital	209,207	347,627	4,899	(353,052)	208,681
Non-controlling interests	—	—	—	582	582

Total liabilities and capital	$2,120,160	$603,185	$100,850	$(588,049)	$2,236,146

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	For the Fiscal Year Ended September 30, 2013
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Revenues:
Gaming	$911,180	$279,022	$—	$—	$1,190,202
Food and beverage	59,334	26,917	—	—	86,251
Hotel	40,873	—	—	—	40,873
Retail, entertainment and other	100,545	16,679	1,575	(240)	118,559

Gross revenues	1,111,932	322,618	1,575	(240)	1,435,885
Less-Promotional allowances	(76,407)	(17,300)	(4)	(2,146)	(95,857)

Net revenues	1,035,525	305,318	1,571	(2,386)	1,340,028

Operating costs and expenses:
Gaming	507,069	201,860	—	—	708,929
Food and beverage	33,297	8,280	(2)	—	41,575
Hotel	14,339	—	—	—	14,339
Retail, entertainment and other	40,371	5,589	—	(2,101)	43,859
Advertising, general and administrative	159,869	32,997	13,373	(13,566)	192,673
Corporate	14,841	—	—	13,281	28,122
Depreciation and amortization	67,097	13,220	—	—	80,317
Loss on disposition of assets	222	19	—	—	241
Severance	(146)	175	—	—	29
Pre-opening	—	687	—	—	687
Relinquishment liability reassessment	(249)	—	—	—	(249)

Total operating costs and expenses	836,710	262,827	13,371	(2,386)	1,110,522

Income (loss) from operations	198,815	42,491	(11,800)	—	229,506
Other income (expense):
Accretion of discount to the relinquishment liability	(4,974)	—	—	—	(4,974)
Interest income	146	2,320	6,064	(2,259)	6,271
Interest expense, net of capitalized interest	(118,303)	(44,126)	(9,980)	2,259	(170,150)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)	—	—	—	(11,516)
Loss on interests in subsidiaries	(13,834)	(7,389)	—	21,223	—
Other expense, net	(8)	—	(1,587)	—	(1,595)

Total other expense	(148,489)	(49,195)	(5,503)	21,223	(181,964)

Net income (loss)	50,326	(6,704)	(17,303)	21,223	47,542
Loss attributable to non-controlling interests	—	—	—	2,784	2,784

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$50,326	$(6,704)	$(17,303)	$24,007	$50,326

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2012
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Net revenues	$1,079,411	$321,563	$285	$(1,946)	$1,399,313
Operating costs and expenses:
Gaming and other operations	643,557	230,263	—	(1,946)	871,874
Advertising, general and administrative	177,486	33,272	4,582	210	215,550
Depreciation and amortization	68,666	16,364	—	—	85,030
Loss on disposition of assets	68	285	—	—	353
Severance	12,521	—	—	—	12,521
Relinquishment liability reassessment	(11,439)	—	—	—	(11,439)

Total operating costs and expenses	890,859	280,184	4,582	(1,736)	1,173,889

Income (loss) from operations	188,552	41,379	(4,297)	(210)	225,424
Accretion of discount to the relinquishment liability	(8,248)	—	—	—	(8,248)
Interest expense, net of capitalized interest	(72,520)	(69,533)	(4,979)	975	(146,057)
Loss on early exchange of debt and write-off of debt issuance costs	(14,326)	—	—	—	(14,326)
Loss on interests in subsidiaries	(30,498)	(1,944)	—	32,442	—
Other income, net	300	1,051	4,072	(975)	4,448

Net income (loss)	63,260	(29,047)	(5,204)	32,232	61,241
Loss attributable to non-controlling interests	—	—	—	2,019	2,019

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$63,260	$(29,047)	$(5,204)	$34,251	$63,260

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2011
	Authority	Total Guarantor Subsidiaries (1)	Total Non Guarantor Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Net revenues	$1,112,021	$308,274	$—	$(1,916)	$1,418,379
Operating costs and expenses:
Gaming and other operations	656,319	225,405	—	(1,916)	879,808
Advertising, general and administrative	183,246	31,491	3,959	—	218,696
Depreciation and amortization	69,388	20,644	—	—	90,032
Severance	244	—	—	—	244
Relinquishment liability reassessment	(8,805)	—	—	—	(8,805)

Total operating costs and expenses	900,392	277,540	3,959	(1,916)	1,179,975

Income (loss) from operations	211,629	30,734	(3,959)	—	238,404
Accretion of discount to the relinquishment liability	(11,366)	—	—	—	(11,366)
Interest expense, net of capitalized interest	(60,859)	(54,713)	(2,798)	660	(117,710)
Loss on interests in subsidiaries	(25,311)	(2,053)	—	27,364	—
Other income (expense), net	(116)	721	2,570	(660)	2,515

Net income (loss)	113,977	(25,311)	(4,187)	27,364	111,843
Loss attributable to non-controlling interests	—	—	—	2,134	2,134

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$113,977	$(25,311)	$(4,187)	$29,498	$113,977

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	For the Fiscal Year Ended September 30, 2013
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Cash flows provided by (used in) operating activities:
Net income	$50,326	(6,704)	(17,303)	21,223	47,542
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	67,097	13,220	—	—	80,317
Relinquishment liability reassessment	(249)	—	—	—	(249)
Accretion of discount to the relinquishment liability	4,974	—	—	—	4,974
Cash paid for accretion of discount to the relinquishment liability	(5,792)	—	—	—	(5,792)
Payment of tender offer costs	(3,104)	—	—	—	(3,104)
Loss on early exchange of debt and write-off of debt issuance costs	4,531	—	—	—	4,531
Amortization of debt issuance costs and accretion of bond discounts	11,968	—	317	—	12,285
Amortization of net deferred gain on settlement of derivative instruments	(76)	—	—	—	(76)
Provision for losses on receivables	951	103	2,382	—	3,436
Loss on disposition of assets	222	19	—	—	241
Loss from unconsolidated affiliates	(11)	—	1,564	—	1,553
Changes in operating assets and liabilities:
(Increase) decrease in receivables	495	(1,011)	(132)	—	(648)
Decrease in inventories	326	122	—	—	448
(Increase) decrease in other assets	8,255	41	(5,537)	—	2,759
Increase (decrease) in trade payables	(2,367)	265	(41)	—	(2,143)
Increase (decrease) in accrued interest	(23,183)	—	117	—	(23,066)
Increase (decrease) in other liabilities	(21,440)	(773)	2,156	—	(20,057)
Other cash flows provided by (used in) operating activities	(30,508)	49,282	2,449	(21,223)	—

Net cash flows provided by (used in) operating activities	62,415	54,564	(14,028)	—	102,951

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(24,774)	(4,481)	(30,342)	—	(59,597)
Issuance of third-party loans and advances	—	—	(2,033)	—	(2,033)
Payments received on third-party loans	139	—	—	—	139
(Increase) decrease in restricted cash, net	—	(423)	33,501	—	33,078
Proceeds from asset sales	208	8	—	—	216
Investments in unconsolidated affiliates	—	—	(4,971)	—	(4,971)
Other cash flows provided by (used in) investing activities	24,289	(22,468)	—	(1,821)	—

Net cash flows used in investing activities	(138)	(27,364)	(3,845)	(1,821)	(33,168)

Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings—revolving loan	3,000	—	—	—	3,000
Bank Credit Facility repayments—revolving loan	(3,000)	—	—	—	(3,000)
Bank Credit Facility repayments—term loan	(4,000)	—	—	—	(4,000)
Line of Credit borrowings	24,897	—	—	—	24,897
Line of Credit repayments	(24,897)	—	—	—	(24,897)
Repayments to Mohegan Tribe	—	—	(9,950)	—	(9,950)
Proceeds from issuance of Senior Unsecured Notes	500,000	—	—	—	500,000
Repayments of other long-term debt	(495,561)	—	(40)	—	(495,601)
Principal portion of relinquishment liability payments	(45,350)	—	—	—	(45,350)
Distributions to Mohegan Tribe	(50,000)	—	—	—	(50,000)
Payments of financing fees	(11,757)	—	(200)	—	(11,957)
Payments on capital lease obligations	(3,385)	—	—	—	(3,385)
Other cash flows provided by (used in) financing activities	—	(30,302)	28,481	1,821	—

Net cash flows provided by (used in) financing activities	(110,053)	(30,302)	18,291	1,821	(120,243)

Net increase (decrease) in cash and cash equivalents	(47,776)	(3,102)	418	—	(50,460)
Cash and cash equivalents at beginning of year	91,836	21,757	491	—	114,084

Cash and cash equivalents at end of year	$44,060	$18,655	$909	$—	$63,624

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2012
	Authority	Total Guarantor Subsidiaries (1)	Total Non-Guarantor Subsidiaries and Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Net cash flows provided by (used in) operating activities	$122,057	$59,240	$(4,300)	$—	$176,997

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(37,523)	(7,175)	(2,773)	—	(47,471)
(Increase) decrease in restricted cash, net	—	313	(45,544)	—	(45,231)
Other cash flows provided by (used in) investing activities	53,718	3,372	(902)	(54,822)	1,366

Net cash flows provided by (used in) investing activities	16,195	(3,490)	(49,219)	(54,822)	(91,336)

Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings—revolving loan	154,000	—	—	—	154,000
Bank Credit Facility repayments—revolving loan	(289,000)	—	—	—	(289,000)
Bank Credit Facility repayments—term loan	(3,000)	—	—	—	(3,000)
Term Loan Facility borrowings, net of discount	220,500	—	—	—	220,500
Line of Credit borrowings	225,215	—	—	—	225,215
Line of Credit repayments	(225,215)	—	—	—	(225,215)
Borrowings from Mohegan Tribe	—	—	20,600	—	20,600
Payments on long-term debt	(66,454)	—	—	—	(66,454)
Salishan-Mohegan Bank Credit Facility repayments— revolving loan	—	—	(15,250)	—	(15,250)
Downs Lodging Credit Facility borrowings—term loan	—	—	45,000	—	45,000
Principal portion of relinquishment liability payments	(45,258)	—	—	—	(45,258)
Distributions to Mohegan Tribe	(52,950)	—	—	—	(52,950)
Payments of financing fees	(50,440)	—	(1,073)	—	(51,513)
Other cash flows provided by (used in) financing activities	(2,832)	(56,924)	4,508	54,822	(426)

Net cash flows provided by (used in) financing activities	(135,434)	(56,924)	53,785	54,822	(83,751)

Net increase (decrease) in cash and cash equivalents	2,818	(1,174)	266	—	1,910
Cash and cash equivalents at beginning of year	89,018	22,931	225	—	112,174

Cash and cash equivalents at end of year	$91,836	$21,757	$491	$—	$114,084

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.

	For the Fiscal Year Ended September 30, 2011
	Authority	Total Guarantor Subsidiaries (1)	Total Non Guarantor Entities (2)	Consolidating/ Eliminating Adjustments	Consolidated
Net cash flows provided by (used in) operating activities	$149,111	$49,528	$(4,361)	$—	$194,278

Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(37,530)	(14,463)	—	—	(51,993)
Other cash flows provided by (used in) investing activities	35,936	1	(656)	(35,465)	(184)

Net cash flows used in investing activities	(1,594)	(14,462)	(656)	(35,465)	(52,177)

Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings—revolving loan	431,000	—	—	—	431,000
Bank Credit Facility repayments—revolving loan	(423,000)	—	—	—	(423,000)
Line of Credit borrowings	525,913	—	—	—	525,913
Line of Credit repayments	(533,300)	—	—	—	(533,300)
Principal portion of relinquishment liability payments	(42,644)	—	—	—	(42,644)
Distributions to Mohegan Tribe	(47,050)	—	—	—	(47,050)
Other cash flows provided by (used in) financing activities	(8,564)	(36,452)	4,808	35,465	(4,743)

Net cash flows provided by (used in) financing activities	(97,645)	(36,452)	4,808	35,465	(93,824)

Net increase (decrease) in cash and cash equivalents	49,872	(1,386)	(209)	—	48,277
Cash and cash equivalents at beginning of year	39,146	24,317	434	—	63,897

Cash and cash equivalents at end of year	$89,018	$22,931	$225	$—	$112,174

(1)	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
(2)	Includes Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.